LEASES - Impairment loss on operating lease right-of-use assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
LEASES
Impairment loss on operating lease right-of-use assets	¥ 12,772	$ 1,866	¥ 0	¥ 0